NET FINANCE INCOME (EXPENSES) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Net Finance Income Expense Explanatory [Abstract]
Interest income	$ 1,081	$ 976
Accretion expense on decommissioning and restoration liability	(562)	(495)
Interest expense	(30,419)	0
Amortization of deferred financing costs	(20,790)	0
Other finance costs	(1,529)	(359)
Finance income (expense)	$ (52,219)	$ 122